CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CAD ($) $ in Thousands	Total	Total shareholders’ equity	Share capital	Contributed surplus	Deficit	Accumulated other comprehensive loss	Non-controlling interests
Equity, beginning balance at Dec. 31, 2019	$ 1,499,356	$ 1,493,988	$ 1,944,311	$ 23,435	$ (474,013)	$ 255	$ 5,368
Comprehensive income	451,196	454,977			475,978	(21,001)	(3,781)
Dividends declared	(150,765)	(150,765)			(150,765)
Shares repurchased, net of tax	(255,684)	(255,684)	(120,236)		(135,448)
Business combination and acquisition of minority interests [note 2]	29,542	(3,373)			(3,373)		32,915
Issuance for acquisition of subsidiary, net of issuance costs	35,434	35,434	35,434
Issuance of share capital for equity-based plans, net of tax	0		8,488	(8,488)
Compensation expense for equity-based plans, net of tax	7,870	7,870		7,870
Net contributions (distributions) from non-controlling interests	781						781
Change during the year	118,374	88,459	(76,314)	(618)	186,392	(21,001)	29,915
Equity, ending balance at Dec. 31, 2020	1,617,730	1,582,447	1,867,997	22,817	(287,621)	(20,746)	35,283
Comprehensive income	409,699	406,785			409,328	(2,543)	2,914
Dividends declared	(142,481)	(142,481)			(142,481)
Shares repurchased, net of tax	(355,819)	(355,819)	(147,585)		(208,234)
Business combination and acquisition of minority interests [note 2]	(6,439)	2,293			2,293		(8,732)
Issuance for acquisition of subsidiary, net of issuance costs	78,916	78,916	78,916
Issuance of share capital for equity-based plans, net of tax	0		10,825	(10,825)
Compensation expense for equity-based plans, net of tax	16,376	16,376		16,376
Net contributions (distributions) from non-controlling interests	(2,342)						(2,342)
Change during the year	(2,090)	6,070	(57,844)	5,551	60,906	(2,543)	(8,160)
Equity, ending balance at Dec. 31, 2021	$ 1,615,640	$ 1,588,517	$ 1,810,153	$ 28,368	$ (226,715)	$ (23,289)	$ 27,123